Debt (Details 5) (Unsecured debt financing, USD $)	0 Months Ended
	Dec. 31, 2014	May 14, 2014	Sep. 29, 2014
AerCapTrust & AerCap Ireland Capital Limited Notes
Debt
Amount of sinking fund	$ 0
Margin added to discount rate (as a percent)	0.50%
AerCapTrust & AerCap Ireland Capital Limited Notes | Minimum
Debt
Redemption price of debt instrument (as a percent)	100.00%
AerCap Ireland Capital Limited | Joint debt issuance | Acquisition Notes
Debt
Face amount of debt		2,600,000,000
AerCap Ireland Capital Limited | Joint debt issuance | 2.75% notes due 2017
Debt
Face amount of debt		400,000,000
Interest rate on debt (as a percent)		2.75%
AerCap Ireland Capital Limited | Joint debt issuance | 3.75% notes due 2019
Debt
Face amount of debt		1,100,000,000
Interest rate on debt (as a percent)		3.75%
AerCap Ireland Capital Limited | Joint debt issuance | 4.5% notes due 2021
Debt
Face amount of debt		1,100,000,000
Interest rate on debt (as a percent)		4.50%
AerCap Ireland Capital Limited | Joint debt issuance | 5% senior notes due October 2021
Debt
Face amount of debt			$ 800,000,000
Interest rate on debt (as a percent)			5.00%